Segment reporting - Items included in measure of adjusted EBITDA (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Power generation	$ 337.0	$ 343.4	$ 392.4
Staff costs	164.0	157.0	178.4
Tower repairs and maintenance	50.4	45.0	88.5
Unallocated amounts
Disclosure of operating segments [line items]
Staff costs	92.8	86.4	90.3
Nigeria | Operating segments
Disclosure of operating segments [line items]
Power generation	239.6	251.3	285.0
Staff costs	38.2	32.0	53.0
Tower repairs and maintenance	23.2	19.9	46.8
SSA | Operating segments
Disclosure of operating segments [line items]
Power generation	97.4	90.4	104.9
Staff costs	33.0	33.0	29.5
Tower repairs and maintenance	27.2	22.0	39.0
Latam | Discontinued operations
Disclosure of operating segments [line items]
Power generation	4.5	5.4	4.3
Staff costs	22.0	24.2	27.3
Tower repairs and maintenance	$ 10.0	8.4	7.8
MENA | Operating segments
Disclosure of operating segments [line items]
Power generation		1.7	2.5
Staff costs		5.6	5.6
Tower repairs and maintenance		$ 3.1	$ 2.7